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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phoenix Variable Advisors, Inc.
Address: One American Row, Hartford, CT 06102-5056

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Beers
Title: Vice President and Secretary
Phone: (860) 403-5050

Signature, Place and Date of Signing:


/s/ John H. Beers       Hartford, CT       May 9, 2008
------------------      -------------      -----------
   (Signature)          (City, State)        (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]  13F COMBINATION REPORT. (Check here if a portion of the holdings for

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     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:   Manager:
---------------------   ---------------------------------------------
028-11020               Aberdeen Asset Management, Inc.
028-02321               Alliance Bernstein, L.P.
028-00869               Fred Alger Management, Inc.
028-01420               Duff & Phelps Investment Management Co.
028-12511               Goodwin Capital Advisers, Inc.
028-04529               Harris Investment Management, Inc.
028-11866               Morgan Stanley Investment Inc. dba Van Kampen
028-00595               Neuberger Berman Management, Inc.
028-00085               Phoenix Investment Counsel, Inc.

                              Form 13F Summary Page

                                 Report Summary:

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $91,964,534.55

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                                    FORM 13F
               REPORTING MANAGER: PHOENIX VARIABLE ADVISORS, INC.
                      FOR THE QUARTER ENDED MARCH 31, 2008

ITEM 1                         ITEM 2     ITEM 3      ITEM 4             ITEM 5           ITEM 6     ITEM 7          ITEM 8
----------------------------  --------  ---------  -------------  --------------------  ----------  --------  ---------------------
                                                                                                                 VOTING AUTHORITY
                                                                                                              ---------------------
                                                       FAIR       SHARES OR
                              TITLE OF     CUSIP      MARKET      PRINCIPAL  SH/  PUT/  INVESTMENT              SOLE   SHARED  NONE
       NAME OF ISSUER           CLASS     NUMBER       VALUE        AMOUNT   PRN  CALL  DISCRETION  MANAGERS     (A)     (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
IPATH DOW JONES-AIG COMMDTY    COMMON   06738C778   4,394,274.40    71,440   SH            71,440       1      71,440
ISHARES LEHMAN TRES INF PR S   COMMON   464287176   3,470,642.00    31,580   SH            31,580       1      31,580
ISHARES MSCI EAFE IN           COMMON   464287465  12,703,292.00   176,680   SH           176,680       1     176,680
SPDR S&P INTL SMALL CAP        COMMON   78463X871   4,594,536.00   143,400   SH           143,400       1     143,400
VANGUARD LONG-TERM BOND ETF    COMMON   921937793   2,050,061.10    26,490   SH            26,490       1      26,490
VANGUARD INTERMEDIATE-TERM B   COMMON   921937819   5,831,015.00    73,300   SH            73,300       1      73,300
VANGUARD SHORT-TERM BOND ETF   COMMON   921937827   5,574,070.80    70,540   SH            70,540       1      70,540
VANGUARD EMERGING MARKET ETF   COMMON   922042858   3,350,288.90    35,630   SH            35,630       1      35,630
VANGUARD REIT ETF              COMMON   922908553   4,364,197.20    69,240   SH            69,240       1      69,240
VANGUARD SMALL-CAP VALUE ETF   COMMON   922908611   2,316,663.40    38,470   SH            38,470       1      38,470
VANGUARD LARGE-CAP ETF         COMMON   922908637  29,432,974.95   494,755   SH           494,755       1     494,755
VANGUARD VALUE ETF             COMMON   922908744   4,236,759.80    70,460   SH            70,460       1      70,460
VANGUARD SMALL-CAP ETF         COMMON   922908751   9,645,759.00   156,460   SH           156,460       1     156,460
                                                   91,964,534.55